Leases - Additional Information (Details) - USD ($)	Sep. 30, 2019	Dec. 31, 2018
Leases
Leases initial term	12 months
Operating right of use assets	$ 6,845,031	$ 0
Operating lease liability	$ 7,241,805
Weighted-average remaining lease term	6 years 7 months 6 days
Average discount rate	7.50%